Submission	Feb. 23, 2026
Submission [Line Items]
Central Index Key	0001855467
Registrant Name	MOBIX LABS, INC
Registration File Number	333-290247
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A